Related-Party Transactions (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Capital expenditures	$ 1,002	$ 1,103
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Capital expenditures	563	570
Virginia Electric and Power Company | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	33	37
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Capital expenditures	150	291
Dominion Energy Gas Holdings, LLC | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 6	$ 12